SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 62,441	$ 68,275	$ 79,844
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,933	60,026	70,794
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,477	3,850	4,539
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,470	1,741	1,792
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,561	2,658	2,719
Operating segments | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,793	12,856	13,716
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,522	11,185	11,929
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,547	28,026	34,816
Operating segments | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,088	9,893	12,199
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	982	1,171	1,305
Operating segments | Steel sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,961	11,830	12,796
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,769	10,393	11,133
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,210	24,345	30,182
Operating segments | Steel sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,335	9,224	11,622
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Non-steel sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	401	541	491
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	127	160	189
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,021	1,130	2,003
Operating segments | Non-steel sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	514	455	209
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	945	1,140	1,274
Operating segments | By-product sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	79	94	97
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	166	174	125
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,033	1,259	1,256
Operating segments | By-product sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47	46	141
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Operating segments | Other sales | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	352	391	332
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	460	458	482
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,283	1,292	1,375
Operating segments | Other sales | Sustainable Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	192	168	227
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37	31	31
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,509	5,144	5,879
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,658	4,234	5,061
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	469	424	373
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145	168	173
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 237	$ 318	$ 272